--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.
                       U.S. LARGE CAP VALUE PORTFOLIO II

                                 ANNUAL REPORT

                          YEAR ENDED NOVEMBER 30, 2002

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. LARGE CAP VALUE PORTFOLIO II

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                          PAGE
                                                                        --------
DIMENSIONAL INVESTMENT GROUP INC.
    Performance Chart.................................................         1
    Management's Discussion and Analysis..............................         2
    Statement of Assets and Liabilities...............................         4
    Statement of Operations...........................................         5
    Statements of Changes in Net Assets...............................         6
    Financial Highlights..............................................         7
    Notes to Financial Statements.....................................         8
    Report of Independent Certified Public Accountants................        10

THE DFA INVESTMENT TRUST COMPANY -- THE U.S. LARGE CAP VALUE SERIES
    Performance Chart.................................................        11
    Schedule of Investments...........................................        12
    Statement of Assets and Liabilities...............................        15
    Statement of Operations...........................................        16
    Statements of Changes in Net Assets...............................        17
    Financial Highlights..............................................        18
    Notes to Financial Statements.....................................        19
    Report of Independent Certified Public Accountants................        22

FUND MANAGEMENT.......................................................        23

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
U.S. LARGE CAP VALUE PORTFOLIO II VS.
RUSSELL 1000 VALUE INDEX
SEPTEMBER 1994-NOVEMBER 2002

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

          U.S. LARGE CAP VALUE PORTFOLIO II  RUSSELL 1000 VALUE INDEX
                                    $10,000                   $10,000
Sep-1994                             $9,705                    $9,668
Oct-1994                             $9,883                    $9,802
Nov-1994                             $9,435                    $9,406
Dec-1994                             $9,548                    $9,515
Jan-1995                             $9,748                    $9,808
Feb-1995                            $10,287                   $10,195
Mar-1995                            $10,436                   $10,418
Apr-1995                            $10,805                   $10,747
May-1995                            $11,354                   $11,200
Jun-1995                            $11,594                   $11,352
Jul-1995                            $12,092                   $11,747
Aug-1995                            $12,442                   $11,913
Sep-1995                            $12,861                   $12,344
Oct-1995                            $12,333                   $12,222
Nov-1995                            $12,997                   $12,842
Dec-1995                            $13,079                   $13,164
Jan-1996                            $13,437                   $13,575
Feb-1996                            $13,632                   $13,678
Mar-1996                            $14,104                   $13,910
Apr-1996                            $14,320                   $13,963
May-1996                            $14,556                   $14,138
Jun-1996                            $14,125                   $14,149
Jul-1996                            $13,490                   $13,614
Aug-1996                            $14,022                   $14,004
Sep-1996                            $14,289                   $14,561
Oct-1996                            $14,750                   $15,124
Nov-1996                            $15,815                   $16,221
Dec-1996                            $15,648                   $16,013
Jan-1997                            $16,206                   $16,790
Feb-1997                            $16,522                   $17,037
Mar-1997                            $15,762                   $16,424
Apr-1997                            $16,279                   $17,113
May-1997                            $17,534                   $18,070
Jun-1997                            $18,073                   $18,845
Jul-1997                            $19,876                   $20,262
Aug-1997                            $19,580                   $19,541
Sep-1997                            $20,604                   $20,721
Oct-1997                            $19,549                   $20,143
Nov-1997                            $19,751                   $21,033
Dec-1997                            $20,023                   $21,648
Jan-1998                            $20,290                   $21,342
Feb-1998                            $22,059                   $22,779
Mar-1998                            $23,294                   $24,173
Apr-1998                            $23,418                   $24,335
May-1998                            $23,216                   $23,975
Jun-1998                            $23,149                   $24,281
Jul-1998                            $22,348                   $23,854
Aug-1998                            $18,274                   $20,305
Sep-1998                            $19,197                   $21,470
Oct-1998                            $20,756                   $23,134
Nov-1998                            $22,057                   $24,212
Dec-1998                            $22,419                   $25,035
Jan-1999                            $22,840                   $25,236
Feb-1999                            $22,251                   $24,880
Mar-1999                            $22,972                   $25,395
Apr-1999                            $25,402                   $27,767
May-1999                            $25,379                   $27,461
Jun-1999                            $25,801                   $28,258
Jul-1999                            $24,730                   $27,430
Aug-1999                            $23,840                   $26,412
Sep-1999                            $22,552                   $25,490
Oct-1999                            $23,418                   $26,958
Nov-1999                            $23,034                   $26,748
Dec-1999                            $23,476                   $26,877
Jan-2000                            $21,828                   $26,000
Feb-2000                            $19,853                   $24,069
Mar-2000                            $22,666                   $27,005
Apr-2000                            $23,348                   $26,692
May-2000                            $23,292                   $26,972
Jun-2000                            $21,671                   $25,739
Jul-2000                            $22,623                   $26,061
Aug-2000                            $23,930                   $27,510
Sep-2000                            $23,547                   $27,763
Oct-2000                            $24,470                   $28,446
Nov-2000                            $23,675                   $27,391
Dec-2000                            $25,851                   $28,763
Jan-2001                            $27,123                   $28,872
Feb-2001                            $27,106                   $28,070
Mar-2001                            $26,271                   $27,079
Apr-2001                            $27,840                   $28,406
May-2001                            $28,642                   $29,045
Jun-2001                            $28,292                   $28,400
Jul-2001                            $28,241                   $28,340
Aug-2001                            $27,004                   $27,204
Sep-2001                            $23,991                   $25,289
Oct-2001                            $23,974                   $25,071
Nov-2001                            $26,223                   $26,528
Dec-2001                            $26,836                   $27,154
Jan-2002                            $27,134                   $26,945
Feb-2002                            $27,471                   $26,988
Mar-2003                            $28,608                   $28,265
Apr-2002                            $28,348                   $27,295
May-2002                            $28,535                   $27,432
Jun-2002                            $26,800                   $25,857
Jul-2002                            $23,814                   $23,452
Aug-2002                            $24,207                   $23,628
Sep-2002                            $21,520                   $21,001
Oct-2002                            $22,359                   $22,557
Nov-2002                            $23,927                   $23,978

         ANNUALIZED                 ONE         FIVE         FROM
         TOTAL RETURN (%)           YEAR       YEARS    SEPTEMBER 1994
         -------------------------------------------------------------
                                   -8.75        3.91        11.15

[SIDE NOTE]

- THE PORTFOLIO INVESTS IN THE U.S. LARGE CAP VALUE SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN A BROAD CROSS-SECTION OF U.S. LARGE CAP STOCKS THAT EXHIBIT "VALUE" CHARACTERISTICS (PRIMARILY LOW PRICE/BOOK).

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 1000 Value Index is courtesy of Russell Analytic Services.
[END SIDE NOTE]

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

DOMESTIC EQUITY PORTFOLIOS' PERFORMANCE OVERVIEW

INTERNATIONAL EQUITY MARKET REVIEW                  YEAR ENDED NOVEMBER 30, 2002

    The performance for the U.S. equity market for the period under review was attributable primarily to two factors: the behavior of large company stocks relative to small company stocks, and the behavior of growth stocks relative to value stocks. Company size is measured by market capitalization, and "value" status is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks sell for low prices relative to their earnings, dividends, and book values.

    Of the two factors, the value/growth distinction was the more significant during the twelve months ending November 30, 2002. Value stocks experienced losses, while growth stocks turned in unusually weak results.

            % TOTAL RETURN YEAR ENDED NOVEMBER 30, 2002
            -------------------------------------------
                                                         TOTAL
INDEX                                                   RETURNS
-----                                               ---------------
Russell 3000 Value Index..........................           -9.03%
Russell 3000 Growth Index.........................          -22.53%

    To a lesser extent, results were also a function of company size: small company stocks outperformed large company stocks.

            % TOTAL RETURN YEAR ENDED NOVEMBER 30, 2002
            -------------------------------------------
                                                         TOTAL
INDEX                                                   RETURNS
-----                                               ---------------
Russell 2000 Index (small companies)..............          -10.60%
Russell 1000 Index (large companies)..............          -16.06%

    When the value and growth sectors are analyzed by size, the distinction in performance is even more clearly illustrated. Small value companies performed the best, while large growth stocks performed the worst:

            % TOTAL RETURN YEAR ENDED NOVEMBER 30, 2002
            -------------------------------------------
                                                         TOTAL
INDEX                                                   RETURNS
-----                                               ---------------
Russell 2000 Value Index (small value
  companies)......................................           -1.80%
Russell 1000 Value Index (large value
  companies)......................................           -9.61%
Russell 2000 Growth Index (small growth
  companies)......................................          -20.43%
Russell 1000 Growth Index (large growth
  companies)......................................          -22.68%

--------------
Source: Frank Russell Co.

    Differences in returns for the various Dimensional U.S. equity funds over this period are primarily attributable to differences in value/growth and size characteristics. Moreover, the portfolio construction approach used by Dimensional Fund Advisors Inc., the fund's investment adviser (the "Advisor"), generally results in portfolios with greater emphasis on value or small company characteristics relative to widely-used index benchmarks. As a result, in periods when value or small company index benchmarks have outperformed growth or large company index benchmarks, it should not be surprising to find investment strategies with a greater exposure to small company or value characteristics outperforming these benchmarks.

U.S. LARGE CAP VALUE PORTFOLIO II

    The U.S. Large Cap Value Portfolio II seeks to capture the returns of U.S. large company value stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to closely track a specific equity index. The Master Fund held 228 stocks as of November 30, 2002, and was essentially fully invested in equities throughout the preceding twelve-month period: cash equivalents averaged less than 2.0% of Fund assets.

    As a result of the Portfolio's diversified approach, performance was principally determined by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2002, small company stocks generally outperformed large company stocks, and value stocks generally outperformed growth stocks. Total returns were -16.51% for the S&P 500-Registered Trademark- Index, and -9.61% for the Russell 1000 Value Index. Total return for the U.S. Large Cap Value Portfolio II over this period was -8.76%.

                       DIMENSIONAL INVESTMENT GROUP INC.
                       U.S. LARGE CAP VALUE PORTFOLIO II
                      STATEMENT OF ASSETS AND LIABILITIES
                               NOVEMBER 30, 2002

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The U.S. Large Cap Value Series of
  The DFA Investment Trust Company
  (5,368,622 Shares, Cost $74,430)++ at Value+....  $    69,846
Receivables:
  Fund Shares Sold................................          177
Prepaid Expenses and Other Assets.................            8
                                                    -----------
    Total Assets..................................       70,031
                                                    -----------

LIABILITIES:
Payables:
  Investment Securities Purchased.................          177
  Due to Advisor..................................            1
Accrued Expenses and Other Liabilities............            5
                                                    -----------
    Total Liabilities.............................          183
                                                    -----------
NET ASSETS........................................  $    69,848
                                                    ===========

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 200,000,000)........................    5,446,486
                                                    ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE...........................................  $     12.82
                                                    ===========

NET ASSETS CONSIST OF:
Paid-In Capital...................................  $    79,853
Accumulated Net Investment Income (Loss)..........          820
Accumulated Net Realized Gain (Loss)..............       (6,241)
Unrealized Appreciation (Depreciation) from
  Investment Securities...........................       (4,584)
                                                    -----------
    Total Net Assets..............................  $    69,848
                                                    ===========

--------------

  +  See Note B to financial statements.
 ++  The cost for federal income tax purposes is $79,510.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                       U.S. LARGE CAP VALUE PORTFOLIO II
                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED NOVEMBER 30, 2002

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Income Distributions Received from The DFA
    Investment Trust Company......................  $ 1,022
                                                    -------
EXPENSES
  Administrative Services.........................        7
  Accounting & Transfer Agent Fees................        3
  Shareholder Servicing Fees......................       29
  Legal Fees......................................        3
  Audit Fees......................................        1
  Filing Fees.....................................       14
  Shareholders' Reports...........................       24
  Directors' Fees and Expenses....................        1
  Other...........................................        1
                                                    -------
      Total Expenses..............................       83
                                                    -------
  NET INVESTMENT INCOME (LOSS)....................      939
                                                    -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES
  Net Realized Gain (Loss) on Investment
    Securities Sold...............................   (3,259)
  Change in Unrealized Appreciation (Depreciation)
    of Investment Securities......................   (6,889)
                                                    -------

    NET GAIN (LOSS) ON INVESTMENT SECURITIES......  (10,148)
                                                    -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS.................................  $(9,209)
                                                    =======

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                       U.S. LARGE CAP VALUE PORTFOLIO II
                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                            YEAR      YEAR
                                           ENDED     ENDED
                                          NOV. 30,  NOV. 30,
                                            2002      2001
                                          --------  --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..........  $    939  $    863
  Capital Gain Distributions Received
    from The DFA Investment Trust
    Company.............................        --     3,453
  Net Realized Gain (Loss) on Investment
    Securities Sold.....................    (3,259)   (1,214)
  Change in Unrealized Appreciation
    (Depreciation) of Investment
    Securities..........................    (6,889)     (557)
                                          --------  --------
        Net Increase (Decrease) in Net
          Assets Resulting from
          Operations....................    (9,209)    2,545
                                          --------  --------
Distributions From:
  Net Investment Income.................      (881)     (640)
  Net Short-Term Gains..................        --      (159)
  Net Long-Term Gains...................    (3,290)   (5,598)
                                          --------  --------
        Total Distributions.............    (4,171)   (6,397)
                                          --------  --------
Capital Share Transactions (1):
  Shares Issued.........................    35,439    37,265
  Shares Issued in Lieu of Cash
    Distributions.......................     4,171     6,397
  Shares Redeemed.......................   (19,342)  (10,214)
                                          --------  --------
        Net Increase (Decrease) from
          Capital Share Transactions....    20,268    33,448
                                          --------  --------
        Total Increase (Decrease).......     6,888    29,596
NET ASSETS
  Beginning of Year.....................    62,960    33,364
                                          --------  --------
  End of Year...........................  $ 69,848  $ 62,960
                                          ========  ========
(1) SHARES ISSUED AND REDEEMED:
    Shares Issued.......................     2,443     2,426
    Shares Issued in Lieu of Cash
      Distributions.....................       299       459
    Shares Redeemed.....................    (1,478)     (705)
                                          --------  --------
                                             1,264     2,180
                                          ========  ========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. LARGE CAP VALUE PORTFOLIO II

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       YEAR         YEAR         YEAR         YEAR         YEAR
                                       ENDED        ENDED        ENDED        ENDED        ENDED
                                     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                       2002         2001         2000         1999         1998
                                     ---------    ---------    ---------    ---------    ---------
Net Asset Value, Beginning of
  Period...........................   $ 15.05      $ 16.66      $ 19.15      $ 19.82      $ 18.72
                                      -------      -------      -------      -------      -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....      0.18         0.23         0.32         0.34         0.32
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......     (1.42)        1.31         0.07         0.46         1.74
                                      -------      -------      -------      -------      -------
Total from Investment Operations...     (1.24)        1.54         0.39         0.80         2.06
                                      -------      -------      -------      -------      -------
LESS DISTRIBUTIONS
  Net Investment Income............     (0.21)       (0.32)       (0.34)       (0.33)       (0.25)
  Net Realized Gains...............     (0.78)       (2.83)       (2.54)       (1.14)       (0.71)
                                      -------      -------      -------      -------      -------
Total Distributions................     (0.99)       (3.15)       (2.88)       (1.47)       (0.96)
                                      -------      -------      -------      -------      -------
Net Asset Value, End of Period.....   $ 12.82      $ 15.05      $ 16.66      $ 19.15      $ 19.82
                                      =======      =======      =======      =======      =======
Total Return.......................     (8.76)%      10.74%        2.78%        4.42%       11.69%

Net Assets, End of Period
  (thousands)......................   $69,848      $62,960      $33,364      $37,540      $45,135
Ratio of Expenses to Average Net
  Assets (1).......................      0.26%        0.36%        0.40%        0.37%        0.39%
Ratio of Net Investment Income to
  Average Net Assets...............      1.30%        1.61%        1.88%        1.58%        1.44%
Portfolio Turnover Rate............       N/A          N/A          N/A          N/A          N/A
Portfolio Turnover Rate of Master
  Fund Series......................         9%           6%          26%          43%          25%

--------------

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series
N/A  Refer to the respective Master Fund Series

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers twenty-two portfolios, of which U.S. Large Cap Value Portfolio II (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The U.S. Large Cap Value Series (the "Series" or the "Master Fund"), a corresponding series of The DFA Investment Trust Company. At November 30, 2002, the Portfolio owned 4% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

    2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At November 30, 2002, the total liability for deferred compensation to Directors is included in Accrued Expense and Other Liabilities in the amount of $312.

    3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods approved by the Board of Directors, generally based on average net assets.

    4. RECLASSIFICATION: Distributions of net gains on the Statements of Changes in Net Assets from the prior year have been reclassified to conform to the present year presentation.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. The Portfolio's administrative fees are accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01 of 1%.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

    The Advisor has agreed to waive its fees and reimburse the Portfolio to the extent necessary to keep the annual combined expenses of the Portfolio and its Series to not more than 0.75% of average daily net assets on an annualized basis. Annualized expenses are those expenses incurred in any period consisting of twelve consecutive months. At November 30, 2002, there are no previously waived fees subject to future reimbursement to the Advisor.

    In addition, until May 1, 2002, pursuant to an agreement with a Shareholder Service Agent, the Portfolio paid to such agent a fee at the effective annual rate of 0.10 of 1% of its average daily net assets for services provided to shareholders. Effective May 1, 2002, this fee is no longer charged to the Portfolio.

D. FEDERAL INCOME TAXES:

    No provision for federal income taxes is required since the Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from generally accepted accounting principles, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

    Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

    The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities.

    At November 30, 2002, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation.....................      --
Gross Unrealized Depreciation..................... $(9,664)
                                                   -------
    Net........................................... $(9,664)
                                                   =======

    At November 30, 2002, the Portfolio had a capital loss carryforward for federal income tax purposes of approximately $1,158,000 which expires on November 30, 2010.

E. LINE OF CREDIT:

    The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line of credit are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings under the discretionary line of credit by the Portfolio during the year ended November 30, 2002.

    The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2003. There were no borrowings under the line of credit by the Portfolio with the international custodian bank during the year ended November 30, 2002.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF U.S. LARGE CAP VALUE PORTFOLIO II AND
BOARD OF DIRECTORS OF DIMENSIONAL INVESTMENT GROUP INC.

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of U.S. Large Cap Value Portfolio II (one of the portfolios constituting Dimensional Investment Group Inc., hereafter referred to as the "Portfolio") at November 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2002 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 15, 2003

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
THE U.S. LARGE CAP VALUE SERIES VS.
RUSSELL 1000 VALUE INDEX
APRIL 1993-NOVEMBER 2002

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

          THE U.S. LARGE CAP VALUE SERIES  RUSSELL 1000 VALUE INDEX
                                  $10,000                   $10,000
Apr-1993                           $9,971                    $9,872
May-1993                          $10,079                   $10,070
Jun-1993                          $10,293                   $10,292
Jul-1993                          $10,440                   $10,407
Aug-1993                          $10,693                   $10,783
Sep-1993                          $10,507                   $10,800
Oct-1993                          $10,634                   $10,793
Nov-1993                          $10,535                   $10,570
Dec-1993                          $10,788                   $10,771
Jan-1994                          $11,098                   $11,178
Feb-1994                          $10,598                   $10,796
Mar-1994                          $10,169                   $10,394
Apr-1994                          $10,329                   $10,594
May-1994                          $10,259                   $10,716
Jun-1994                          $10,045                   $10,460
Jul-1994                          $10,490                   $10,785
Aug-1994                          $10,793                   $11,095
Sep-1994                          $10,478                   $10,726
Oct-1994                          $10,683                   $10,875
Nov-1994                          $10,204                   $10,436
Dec-1994                          $10,327                   $10,556
Jan-1995                          $10,565                   $10,881
Feb-1995                          $11,163                   $11,311
Mar-1995                          $11,334                   $11,559
Apr-1995                          $11,749                   $11,924
May-1995                          $12,361                   $12,426
Jun-1995                          $12,631                   $12,595
Jul-1995                          $13,185                   $13,033
Aug-1995                          $13,582                   $13,217
Sep-1995                          $14,051                   $13,695
Oct-1995                          $13,474                   $13,560
Nov-1995                          $14,211                   $14,247
Dec-1995                          $14,313                   $14,605
Jan-1996                          $14,720                   $15,060
Feb-1996                          $14,939                   $15,175
Mar-1996                          $15,459                   $15,433
Apr-1996                          $15,712                   $15,492
May-1996                          $15,978                   $15,685
Jun-1996                          $15,513                   $15,698
Jul-1996                          $14,824                   $15,104
Aug-1996                          $15,413                   $15,536
Sep-1996                          $15,721                   $16,155
Oct-1996                          $16,235                   $16,780
Nov-1996                          $17,406                   $17,996
Dec-1996                          $17,235                   $17,766
Jan-1997                          $17,852                   $18,628
Feb-1997                          $18,207                   $18,902
Mar-1997                          $17,374                   $18,221
Apr-1997                          $17,945                   $18,986
May-1997                          $19,338                   $20,048
Jun-1997                          $19,933                   $20,908
Jul-1997                          $21,931                   $22,480
Aug-1997                          $21,608                   $21,680
Sep-1997                          $22,747                   $22,989
Oct-1997                          $21,582                   $22,348
Nov-1997                          $21,811                   $23,336
Dec-1997                          $22,116                   $24,017
Jan-1998                          $22,411                   $23,678
Feb-1998                          $24,369                   $25,272
Mar-1998                          $25,736                   $26,819
Apr-1998                          $25,878                   $26,998
May-1998                          $25,661                   $26,599
Jun-1998                          $25,599                   $26,939
Jul-1998                          $24,711                   $26,465
Aug-1998                          $20,213                   $22,527
Sep-1998                          $21,238                   $23,820
Oct-1998                          $22,973                   $25,666
Nov-1998                          $24,411                   $26,862
Dec-1998                          $24,817                   $27,775
Jan-1999                          $25,298                   $27,998
Feb-1999                          $24,648                   $27,603
Mar-1999                          $25,444                   $28,174
Apr-1999                          $28,151                   $30,806
May-1999                          $28,123                   $30,467
Jun-1999                          $28,593                   $31,350
Jul-1999                          $27,409                   $30,432
Aug-1999                          $26,425                   $29,303
Sep-1999                          $25,006                   $28,280
Oct-1999                          $25,964                   $29,909
Nov-1999                          $25,541                   $29,676
Dec-1999                          $26,036                   $29,818
Jan-2000                          $24,211                   $28,846
Feb-2000                          $22,034                   $26,703
Mar-2000                          $25,157                   $29,961
Apr-2000                          $25,914                   $29,613
May-2000                          $25,862                   $29,924
Jun-2000                          $24,065                   $28,556
Jul-2000                          $25,128                   $28,913
Aug-2000                          $26,598                   $30,521
Sep-2000                          $26,165                   $30,802
Oct-2000                          $27,198                   $31,560
Nov-2000                          $26,325                   $30,389
Dec-2000                          $28,755                   $31,911
Jan-2001                          $30,170                   $32,032
Feb-2001                          $30,149                   $31,142
Mar-2001                          $29,229                   $30,043
Apr-2001                          $30,968                   $31,515
May-2001                          $31,869                   $32,224
Jun-2001                          $31,481                   $31,508
Jul-2001                          $31,440                   $31,442
Aug-2001                          $30,053                   $30,181
Sep-2001                          $26,711                   $28,057
Oct-2001                          $26,690                   $27,815
Nov-2001                          $29,209                   $29,431
Dec-2001                          $29,896                   $30,126
Jan-2002                          $30,219                   $29,894
Feb-2002                          $30,602                   $29,942
Mar-2002                          $31,876                   $31,358
Apr-2002                          $31,592                   $30,283
May-2002                          $31,794                   $30,434
Jun-2002                          $29,864                   $28,687
Jul-2002                          $26,543                   $26,019
Aug-2002                          $26,971                   $26,214
Sep-2002                          $23,982                   $23,299
Oct-2002                          $24,922                   $25,026
Nov-2002                          $26,679                   $26,602

         ANNUALIZED                 ONE         FIVE       FROM
         TOTAL RETURN (%)           YEAR       YEARS    APRIL 1993
         ---------------------------------------------------------
                                   -8.66        4.11      10.68

[SIDE NOTE]

- THE SERIES INVESTS IN A BROAD CROSS-SECTION OF U.S. LARGE CAP STOCKS THAT EXHIBIT "VALUE" CHARACTERISTICS (PRIMARILY LOW PRICE/BOOK).

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 1000 Value Index is courtesy of Russell Analytic Services.
[END SIDE NOTE]

--------------------------------------------------------------------------------

                        THE U.S. LARGE CAP VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2002

                                           SHARES        VALUE+
                                           ------        ------
COMMON STOCKS -- (98.9%)
 *3COM Corp.............................    265,700  $    1,374,997
 *Advanced Micro Devices, Inc...........    326,800       2,777,800
 Aetna, Inc.............................    539,626      20,370,881
 *Agere Systems, Inc. Class A...........      8,652          11,940
 *Agere Systems, Inc. Class B...........    212,364         299,433
 *Agilent Technologies, Inc.............    124,200       2,410,722
 *AK Steel Holding Corp.................    663,675       5,375,767
 *Alaska Air Group, Inc.................    108,500       2,296,945
 Albemarle Corp.........................    102,100       3,180,415
 *Allegheny Corp........................     17,239       3,189,215
 Alliant Energy Corp....................    212,900       3,466,012
 *Allied Waste Industries, Inc..........        500           5,340
 *Allmerica Financial Corp..............     94,900       1,042,951
 Allstate Corp..........................    923,700      36,052,011
 Amerada Hess Corp......................     86,400       4,838,400
 *America West Holdings Corp.
   Class B..............................     19,400          42,486
 American Financial Group, Inc..........    177,400       4,213,250
 American National Insurance Co.........     46,700       4,143,224
 *#Americredit Corp.....................     10,000          83,200
 AmerUs Group Co........................     45,600       1,461,480
 *AMR Corp..............................    361,200       2,795,688
 Anadarko Petroleum Corp................    242,400      11,441,280
 *AOL Time Warner, Inc..................  2,126,800      34,815,716
 Apache Corp............................     61,900       3,335,172
 *Apple Computer, Inc...................     62,300         967,207
 *Applied Micro Circuits Corp...........     73,000         333,245
 Archer-Daniels Midland Co..............  2,375,260      31,662,216
 *Arrow Electronics, Inc................    308,200       4,971,266
 Ashland, Inc...........................    297,600       8,680,992
 #Astoria Financial Corp................     25,200         663,264
 AT&T Corp..............................    529,180      14,838,207
 *AT&T Wireless Services, Inc...........  2,608,637      19,695,209
 *AutoNation, Inc.......................  2,057,600      25,390,784
 #Avnet, Inc............................     26,800         379,220
 AVX Corp...............................      7,500          96,375
 Bank of Hawaii Corp....................    337,800      10,296,144
 #Bear Stearns Companies, Inc...........    373,770      23,921,280
 Belo Corp. Class A.....................    324,200       7,518,198
 *Big Lots, Inc.........................    253,500       3,219,450
 Blockbuster, Inc. Class A..............     13,300         289,408
 Boise Cascade Corp.....................    213,400       5,778,872
 *Borders Group, Inc....................     22,700         415,410
 Borg-Warner, Inc.......................    100,800       5,193,216
 Bowater, Inc...........................    168,400       7,305,192
 *#Broadcom Corp........................     11,500         225,515
 Brunswick Corp.........................    297,600       6,255,552
 Burlington Northern Santa Fe Corp......  1,283,000      32,498,390
 *#CarMax, Inc..........................     18,581         366,046
 #Centex Corp...........................    229,000      11,525,570
 *#Charter Communications, Inc..........     83,700         171,166
 *#CheckFree Corp.......................     45,000         881,775
 *CIENA Corp............................    164,600       1,095,413
 *Cimarex Energy Co.....................     78,019       1,179,647
 Cincinnati Financial Corp..............    551,580      21,304,778
 Circuit City Stores, Inc. (Circuit City
   Group)...............................    175,300       1,696,904
 Citigroup, Inc.........................     85,974       3,342,669
                                           SHARES        VALUE+
                                           ------        ------
 *#Citizens Communications Co...........     70,500  $      695,130
 *Clear Channel Communications, Inc.....    585,500      25,445,830
 *CNA Financial Corp....................    635,600      15,750,168
 *CNET Networks, Inc....................     31,703          97,645
 Coca-Cola Enterprises, Inc.............  1,785,400      38,011,166
 *Comcast Corp. Class A.................    855,948      19,982,106
 *Comcast Corp. Special Class A Non-
   Voting...............................    927,100      21,114,703
 Commerce Group, Inc....................     93,100       3,379,530
 Commercial Federal Corp................     98,900       2,220,305
 Computer Associates International,
   Inc..................................     97,300       1,470,203
 *Comverse Technology, Inc..............    111,500       1,353,053
 ConocoPhilips..........................    220,400      10,537,324
 *Corning, Inc..........................    813,700       3,604,691
 Countrywide Credit Industries, Inc.....    410,000      20,213,000
 *Cox Communications, Inc...............    546,600      16,551,048
 CSX Corp...............................    577,800      15,976,170
 #Cummins Engine Co., Inc...............    143,100       4,499,064
 Curtiss-Wright Corp-Cl B W/I...........     13,565         815,257
 Dana Corp..............................    510,700       6,894,450
 #Delta Air Lines, Inc..................    402,500       5,433,750
 Diamond Offshore Drilling, Inc.........     30,900         693,396
 Dillards, Inc. Class A.................    348,900       6,740,748
 Disney (Walt) Co.......................    769,200      15,245,544
 *E Trade Group, Inc....................    239,800       1,362,064
 Eastman Chemical Co....................     83,200       3,255,616
 *Extended Stay America, Inc............    346,900       4,853,131
 *Federated Department Stores, Inc......    618,200      20,202,776
 First American Financial Corp..........     64,300       1,317,507
 First Citizens Bancshares, Inc.........     10,300       1,038,240
 FleetBoston Financial Corp.............    331,300       8,988,169
 Florida East Coast Industries Inc.
   Class B..............................      7,739         166,621
 Florida East Coast Industries, Inc.....     60,400       1,398,260
 *Foot Locker, Inc......................    175,000       2,345,000
 Ford Motor Co..........................  2,147,600      24,439,688
 *Gateway, Inc..........................     72,600         276,606
 GATX Corp..............................    140,300       3,385,439
 General Motors Corp....................    870,100      34,542,970
 *General Motors Corp. Class H..........    826,438       9,652,796
 Georgia-Pacific Corp...................    334,900       6,942,477
 Goodyear Tire & Rubber Co..............    493,200       4,063,968
 Greenpoint Financial Corp..............    119,200       5,089,840
 Halliburton Co.........................    109,200       2,293,200
 Harris Corp............................    151,400       4,075,688
 Hartford Financial Services Group,
   Inc..................................    112,800       5,533,968
 *Healthsouth Corp......................  1,481,200       6,028,484
 *Hearst-Argyle Television, Inc.........    238,600       5,786,050
 Helmerich & Payne, Inc.................    146,800       4,010,576
 Hibernia Corp..........................    274,500       5,360,985
 Hollinger International, Inc.
   Class A..............................    268,700       2,630,573
 Horton (D.R.), Inc.....................    598,615      11,439,533
 *Human Genome Sciences, Inc............     23,900         252,623
 *Humana, Inc...........................    618,900       6,442,749
 Ikon Office Solutions, Inc.............      7,300          55,626
 IMC Global, Inc........................    438,300       5,719,815
 Independence Community Bank Corp.......     12,500         318,125

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *#Ingram Micro, Inc....................    269,200  $    3,763,416
 International Paper Co.................  1,215,775      47,719,169
 *Invitrogen Corp.......................     20,100         561,594
 *JDS Uniphase Corp.....................  1,047,300       3,571,293
 John Hancock Financial Services,
   Inc..................................     77,000       2,353,890
 JP Morgan Chase & Co...................  1,672,800      42,104,376
 Kerr-McGee Corp........................     70,700       3,199,175
 *Key3Media Group, Inc..................     43,100             797
 KeyCorp................................    941,600      24,566,344
 LaFarge Corp...........................    257,500       8,265,750
 *Lear Corp.............................    110,900       4,068,921
 *#Level 3 Communications, Inc..........    195,500       1,204,280
 *Liberty Media Corp....................  2,552,300      26,952,288
 Lincoln National Corp..................    309,400      10,872,316
 Loews Corp.............................    636,800      25,777,664
 *Louisiana-Pacific Corp................    383,400       3,435,264
 *#LSI Logic Corp.......................    227,000       1,881,830
 Lubrizol Corp..........................    182,000       5,671,120
 *#Lucent Technologies, Inc.............  1,193,800       2,089,150
 Lyondell Chemical Co...................    447,200       6,399,432
 *Mandalay Resort Group.................    295,000       8,162,650
 *Manor Care, Inc.......................     44,600         868,808
 Marathon Oil Corp......................    911,450      18,229,000
 *Maxtor Corp...........................      1,400           7,588
 MBIA, Inc..............................    155,550       7,074,414
 MeadWestavco Corp......................    758,431      18,991,112
 #Merrill Lynch & Co., Inc..............     53,600       2,331,600
 #MetLife, Inc..........................    701,700      18,833,628
 *Metro-Goldwyn-Mayer, Inc..............     28,700         408,975
 MGIC Investment Corp...................     28,000       1,306,760
 *MGM Grand, Inc........................    134,100       4,539,285
 *MIPS Technologies, Inc., Class B......     10,116          28,173
 Mony Group, Inc........................     51,200       1,208,832
 Nationwide Financial Services, Inc.....     24,800         732,840
 Norfolk Southern Corp..................  1,537,600      30,336,848
 #Northrop Grumman Corp.................    241,000      23,355,310
 *Novell, Inc...........................      5,800          20,880
 Occidental Petroleum Corp..............    650,800      18,124,780
 Old Republic International Corp........    334,275      10,001,508
 Omnicare, Inc..........................    360,300       7,778,877
 *#Owens-Illinois, Inc..................     92,500       1,452,250
 *Pactiv Corp...........................    613,100      12,691,170
 *#PanAmSat Corp........................     91,300       1,760,721
 *Park Place Entertainment Corp.........    800,400       6,627,312
 Peabody Energy Corp....................      4,600         125,350
 Penney (J.C.) Co., Inc.................  1,120,000      26,577,600
 PepsiAmericas, Inc.....................     19,700         300,031
 *Phelps Dodge Corp.....................    287,085       9,020,211
 *Pioneer Natural Resources Co..........    333,900       8,233,974
 PMI Group, Inc.........................     11,400         371,526
 *#Pride International, Inc.............     92,900       1,298,742
 Protective Life Corp...................     28,400         838,652
 *Providian Financial Corp..............    198,600       1,207,488
 Pulitzer, Inc..........................      1,700          74,732
 Pulte Homes Inc........................    124,200       5,829,948
 Questar Corp...........................    271,400       7,075,398
 *Quintiles Transnational Corp..........     21,500         252,625
 *Qwest Communications International,
   Inc..................................  1,410,200       6,825,368
 #Radian Group, Inc.....................     58,100       2,376,290
 *Radio One, Inc........................      5,000          87,775
                                           SHARES        VALUE+
                                           ------        ------
 Rayonier, Inc..........................     83,000  $    3,839,580
 Raytheon Co............................  1,084,000      31,620,280
 Reinsurance Group of America, Inc......      4,200         115,080
 *#Rite Aid Corp........................    969,800       2,269,332
 #RJ Reynolds Tobacco Holdings, Inc.....    251,326       9,701,184
 Rockwell International Corp............     62,400       1,313,520
 Ryder System, Inc......................    275,400       6,334,200
 Safeco Corp............................    486,400      17,588,224
 #Saint Paul Companies, Inc.............    695,326      25,893,940
 *Saks, Inc.............................    743,200       9,661,600
 *#Sanmina Corp.........................    343,300       1,659,856
 #Sears, Roebuck & Co...................    254,200       7,041,340
 *Service Corp. International...........    903,100       2,998,292
 *Six Flags, Inc........................    315,900       2,283,957
 *#Smithfield Foods, Inc................     30,300         574,488
 *Smurfit-Stone Container Corp..........    260,326       3,796,855
 *Solectron Corp........................    481,300       2,223,606
 Sovereign Bancorp, Inc.................    781,020      10,793,696
 Sprint Corp............................    534,600       7,794,468
 Starwood Hotels and Resorts Worldwide,
   Inc..................................    573,500      14,526,755
 Steelcase, Inc. Class A................     20,000         214,200
 *Sun Microsystems, Inc.................    676,000       2,903,420
 Sunoco, Inc............................    298,800       8,844,480
 Supervalu, Inc.........................    565,200      10,162,296
 *Tech Data Corp........................      7,200         220,644
 Telephone & Data Systems, Inc..........     27,300       1,496,040
 *Tellabs, Inc..........................    251,500       2,228,290
 Temple-Inland, Inc.....................    131,300       6,440,265
 Textron, Inc...........................     54,400       2,344,640
 *Thomas & Betts Corp...................     46,900         877,030
 Tidewater, Inc.........................    100,900       3,120,837
 *Toys R Us, Inc........................    819,300      11,150,673
 TRW, Inc...............................     30,000       1,550,700
 Tyson Foods, Inc. Class A..............    912,556      10,768,161
 *#UAL Corp.............................    187,700         471,127
 Union Pacific Corp.....................    824,200      47,721,180
 Unionbancal Corp.......................     86,600       3,773,162
 *#Unisys Corp..........................     61,900         693,280
 *United Rentals, Inc...................    288,500       2,795,565
 *United States Cellular Corp...........     38,600       1,138,700
 United States Steel Corp...............    326,200       4,723,376
 Unitrin, Inc...........................    223,800       6,904,230
 UnumProvident Corp.....................    838,989      14,304,762
 Valero Energy Corp.....................    114,300       3,654,171
 #Valhi, Inc............................    158,500       1,553,300
 *VeriSign, Inc.........................    148,300       1,559,375
 *Viacom, Inc. Class B..................  1,014,400      47,686,944
 *Vishay Intertechnology, Inc...........    182,616       2,580,364
 Visteon Corp...........................    273,569       2,202,230
 *Vitesse Semiconductor, Inc............      2,800           9,310
 *Watson Pharmaceuticals, Inc...........     15,200         455,848
 *WebMD Corp............................    321,200       2,747,866
 Weis Markets, Inc......................     20,800         682,240
 Wesco Financial Corp...................     13,540       4,089,080
 Weyerhaeuser Co........................    243,400      12,802,840
 Worthington Industries, Inc............    140,800       2,480,896
 *#Xerox Corp...........................     75,000         654,000
 York International Corp................    137,800       3,456,024
                                                     --------------
TOTAL COMMON STOCKS
  (Cost $1,787,373,433).................              1,714,495,248
                                                     --------------

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                            FACE
                                           AMOUNT         VALUE+
                                           ------         ------
                                           (000)
TEMPORARY CASH INVESTMENTS -- (1.1%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.21%, 12/02/02
   (Collateralized by $17,497,000 U.S.
   Treasury Notes 7.25%, 05/15/04,
   valued at $18,918,631) to be
   repurchased at $18,639,879
   (Cost $18,638,000)...................  $ 18,638    $   18,638,000
                                                      --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,806,011,433)++...............              $1,733,133,248
                                                      ==============

--------------------

  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities
  #  Total or Partial Securities on Loan
 ++  The cost for federal income tax purposes is $1,806,181,118.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                        THE U.S. LARGE CAP VALUE SERIES
                      STATEMENT OF ASSETS AND LIABILITIES
                               NOVEMBER 30, 2002

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value..............................  $ 1,733,133
Collateral for Securities Loaned..................       71,312
Receivables:
  Dividends and Interest..........................        4,137
  Securities Lending..............................           11
  Fund Shares Sold................................        2,961
Prepaid Expenses and Other Assets.................            5
                                                    -----------
    Total Assets..................................    1,811,559
                                                    -----------

LIABILITIES:
Payables:
  Collateral on Securities Loaned.................       71,312
  Investment Securities Purchased.................        2,112
  Fund Shares Redeemed............................           92
  Due to Advisor..................................          138
Accrued Expenses and Other Liabilities............           96
                                                    -----------
    Total Liabilities.............................       73,750
                                                    -----------
NET ASSETS........................................  $ 1,737,809
                                                    ===========

SHARES OUTSTANDING, $.01 PAR VALUE
  (Unlimited Number of Shares Authorized).........  133,577,617
                                                    ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE...........................................  $     13.01
                                                    ===========
Investments at Cost...............................  $ 1,806,011
                                                    ===========

NET ASSETS CONSIST OF:
Paid-in Capital...................................  $ 1,841,399
Accumulated Net Investment Income (Loss)..........        1,785
Accumulated Net Realized Gain (Loss)..............      (32,497)
Unrealized Appreciation (Depreciation) of
  Investment Securities...........................      (72,878)
                                                    -----------
    Total Net Assets..............................  $ 1,737,809
                                                    ===========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                        THE U.S. LARGE CAP VALUE SERIES
                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED NOVEMBER 30, 2002

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Dividends....................................... $  26,448
  Interest........................................       448
  Income from Securities Lending..................       219
                                                   ---------
        Total Investment Income...................    27,115
                                                   ---------
EXPENSES
  Investment Advisory Services....................     1,656
  Accounting & Transfer Agent Fees................       599
  Custodian Fees..................................       158
  Legal Fees......................................        14
  Audit Fees......................................        24
  Shareholders' Reports...........................         7
  Trustees' Fees and Expenses.....................        10
  Other...........................................        21
                                                   ---------
        Total Expenses............................     2,489
                                                   ---------
  NET INVESTMENT INCOME (LOSS)....................    24,626
                                                   ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES
  Net Realized Gain (Loss) on Investment
    Securities Sold...............................   (21,142)
  Change in Unrealized Appreciation (Depreciation)
    of Investment Securities......................  (154,346)
                                                   ---------

  NET GAIN (LOSS) ON INVESTMENT SECURITIES........  (175,488)
                                                   ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS................................. $(150,862)
                                                   =========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                        THE U.S. LARGE CAP VALUE SERIES
                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                          YEAR ENDED  YEAR ENDED
                                           NOV. 30,    NOV. 30,
                                             2002        2001
                                          ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..........  $   24,626  $   28,673
  Net Realized Gain (Loss) on Investment
    Securities Sold.....................     (21,142)    (11,185)
  Change in Unrealized Appreciation
    (Depreciation) of Investment
    Securities..........................    (154,346)    165,772
                                          ----------  ----------
        Net Increase (Decrease) in Net
          Assets Resulting from
          Operations....................    (150,862)    183,260
                                          ----------  ----------
Distributions From:
  Net Investment Income.................     (23,538)    (30,420)
  Net Short-Term Gains..................          --      (7,710)
  Net Long-Term Gains...................          --    (159,793)
                                          ----------  ----------
        Total Distributions.............     (23,538)   (197,923)
                                          ----------  ----------
Capital Share Transactions (1):
  Shares Issued.........................     472,038     186,202
  Shares Issued in Lieu of Cash
    Distributions.......................      22,203     191,512
  Shares Redeemed.......................    (219,115)   (461,311)
                                          ----------  ----------
        Net Increase (Decrease) from
          Capital Share Transactions....     275,126     (83,597)
                                          ----------  ----------
        Total Increase (Decrease).......     100,726     (98,260)
NET ASSETS
    Beginning of Period.................   1,637,083   1,735,343
                                          ----------  ----------
    End of Period.......................  $1,737,809  $1,637,083
                                          ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
    Shares Issued.......................      34,223      12,674
    Shares Issued in Lieu of Cash
      Distributions.....................       1,587      13,967
    Shares Redeemed.....................     (15,622)    (31,216)
                                          ----------  ----------
                                              20,188      (4,575)
                                          ==========  ==========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                        THE U.S. LARGE CAP VALUE SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                        YEAR          YEAR          YEAR          YEAR          YEAR
                                       ENDED         ENDED         ENDED         ENDED         ENDED
                                      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                        2002          2001          2000          1999          1998
                                     ----------    ----------    ----------    ----------    ----------
Net Asset Value, Beginning of
  Period...........................  $    14.44    $    14.71    $    17.79    $    18.79    $    18.09
                                     ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....        0.20          0.25          0.33          0.34          0.31
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......       (1.43)         1.25          0.04          0.46          1.71
                                     ----------    ----------    ----------    ----------    ----------
Total from Investment Operations...       (1.23)         1.50          0.37          0.80          2.02
                                     ----------    ----------    ----------    ----------    ----------
LESS DISTRIBUTIONS
  Net Investment Income............       (0.20)        (0.27)        (0.32)        (0.34)        (0.32)
  Net Realized Gains...............          --         (1.50)        (3.13)        (1.46)        (1.00)
                                     ----------    ----------    ----------    ----------    ----------
Total Distributions................       (0.20)        (1.77)        (3.45)        (1.80)        (1.32)
                                     ----------    ----------    ----------    ----------    ----------
Net Asset Value, End of Period.....  $    13.01    $    14.44    $    14.71    $    17.79    $    18.79
                                     ==========    ==========    ==========    ==========    ==========
Total Return.......................       (8.64)%       10.97%         3.06%         4.64%        11.93%

Net Assets, End of Period
  (thousands)......................  $1,737,809    $1,637,083    $1,735,343    $1,788,082    $1,755,907
Ratio of Expenses to Average Net
  Assets...........................        0.15%         0.15%         0.16%         0.16%         0.16%
Ratio of Net Investment Income to
  Average Net Assets...............        1.49%         1.66%         2.20%         1.80%         1.67%
Portfolio Turnover Rate............           9%            6%           26%           43%           25%

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently offers twenty-five series, of which The U.S. Large Cap Value Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

    2. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses. At November 30, 2002, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities in the amount of $7,099.

    3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 29, 2002.

    4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees, generally based on average net assets.

    5. RECLASSIFICATION: Distributions of net gains on the Statements of Changes in Net Assets from the prior year have been reclassified to conform to the present year presentation.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 2002, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the year ended November 30, 2002, the Series made the following purchases and sales of investment securities other than U.S. Government Securities and short-term securities (amounts in thousands):

Purchases.........................................    $396,013
Sales.............................................     142,173

E. FEDERAL INCOME TAXES:

    No provision for federal income taxes is required since the Series intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from generally accepted accounting principles, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

    The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities.

    At November 30, 2002, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation.....................  $224,663
Gross Unrealized Depreciation.....................  (297,711)
                                                    --------
    Net...........................................  $(73,048)
                                                    ========

    At November 30, 2002, the Series had a capital loss carryforward for federal income tax purposes of approximately $32,327,000 of which $11,185,000 and $21,142,000 will expire on November 30, 2009, and November 30, 2010 respectively.

F. LINE OF CREDIT:

    The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each series is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the line of credit may be terminated at any time. Borrowings under the line of credit by the Series during the year ended November 30, 2002 were as follows:

WEIGHTED         WEIGHTED     NUMBER OF   INTEREST  MAXIMUM AMOUNT
AVERAGE          AVERAGE        DAYS      EXPENSE   BORROWED DURING
INTEREST RATE  LOAN BALANCE  OUTSTANDING  INCURRED    THE PERIOD
-------------  ------------  -----------  --------  ---------------
    2.59%       $9,617,222        9        $6,231     $20,002,000

    There were no outstanding borrowings by the Series under the line of credit at November 30, 2002.

    The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2003. There were no borrowings by the Series under the line of credit with the international custodian bank during the year ended November 30, 2002.

G. SECURITIES LENDING:

    As of November 30, 2002, some of the Series' portfolios had securities on loan to brokers/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

    Each portfolio, along with other portfolios of the Series, invests the cash collateral received from securities on loan in a pooled cash account, which invests in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature.

    As of November 30, 2002, the interest rate on the pooled cash account earned by each of the portfolios was 1.30%. The repurchase agreements with JPMorgan Securities and UBS Warburg, comprising the pooled cash account bears interest at a rate of 1.30% and are to be repurchased on December 2, 2002. The market value of securities on loan to broker/dealers, the value of the cash collateral received from such broker/dealers, the cost/value of the portfolio's pooled cash account investment and the allocated value of collateral from repurchase agreements held in the pooled cash account as of November 30, 2002 were as follows:

                                  MARKET                      COST/VALUE OF
                                 VALUE OF       VALUE OF       POOLED CASH   VALUE OF COLLATERAL
                                SECURITIES   COLLATERAL AND      ACCOUNT       FROM REPURCHASE
                                  ON LOAN    INDEMNIFICATION   INVESTMENT        AGREEMENTS
                                -----------  ---------------  -------------  -------------------
The U.S. Large Cap Value
  Series......................  $64,341,804    $71,312,120     $71,312,120       $73,050,338

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE U.S. LARGE CAP VALUE SERIES AND
BOARD OF TRUSTEES OF THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Cap Value
Series (one of the portfolios constituting The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 15, 2003

                                FUND MANAGEMENT

TRUSTEES/DIRECTORS

    Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Fund's policies and for overseeing the management of the Fund. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

    Each Board has an Audit Committee comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee for each Board oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls and other oversight functions as requested by the Board. The Audit Committee for each Board also acts as a liaison between the Fund's independent certified public accountants and the full Board. There were three Audit Committee meetings for each Fund held during the fiscal year ended November 30, 2002.

    Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

    The statement of additional information ("SAI") of the Funds includes additional information about each Trustee/ Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors Inc. by calling collect (310) 395-8005 or by mailing Dimensional Fund Advisors, 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401. Prospectuses are also available at www.dfafunds.com.

       NAME, AGE, POSITION                                 PORTFOLIOS WITHIN THE
          WITH THE FUND           TERM OF OFFICE(1) AND     DFA FUND COMPLEX(2)     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
           AND ADDRESS              LENGTH OF SERVICE            OVERSEEN            OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
                                                       DISINTERESTED DIRECTORS

  George M. Constantinides        DFAITC - since 1993    88 portfolios in 4         Leo Melamed Professor of Finance, Graduate
  Director of DFAIDG, DIG and     DFAIDG - since 1983    investment companies       School of Business, University of Chicago.
  DEM.                            DIG - since 1993
  Trustee of DFAITC.              DEM - since 1994
  1101 E. 58th Street
  Chicago, IL 60637
  Date of Birth: 9/22/47

  John P. Gould                   DFAITC - since 1993    88 portfolios in 4         Steven G. Rothmeier Distinguished Service
  Director of DFAIDG, DIG and     DFAIDG - since 1986    investment companies       Professor of Economics, Graduate School of
  DEM.                            DIG - since 1993                                  Business, University of Chicago. Principal and
  Trustee of DFAITC.              DEM - since 1994                                  Executive Vice President, Lexecon Inc.
  1101 E. 58th Street                                                               (economics, law, strategy and finance
  Chicago, IL 60637                                                                 consulting). Formerly, President, Cardean
  Date of Birth: 1/19/39                                                            University (division of UNext.com). Member of
                                                                                    the Boards of Milwaukee Mutual Insurance
                                                                                    Company and UNext.com. Formerly, Trustee, First
                                                                                    Prairie Funds (registered investment company).
                                                                                    Trustee, Harbor Fund (registered investment
                                                                                    company) (13 Portfolios).

  Roger G. Ibbotson               DFAITC - since 1993    88 portfolios in 4         Professor in Practice of Finance, Yale School
  Director of DFAIDG, DIG and     DFAIDG - since 1981    investment companies       of Management. Director, BIRR Portfolio
  DEM.                            DIG - since 1993                                  Analysis, Inc. (software products). Chairman,
  Trustee of DFAITC.              DEM - since 1994                                  Ibbotson Associates, Inc., Chicago, IL
  Yale School of Management                                                         (software, data, publishing and consulting).
  P.O. Box 208200                                                                   Partner, Zebra Capital Management, LLC (hedge
  New Haven, CT 06520-8200                                                          fund manager). Formerly, Director, Hospital
  Date of Birth: 5/27/43                                                            Fund, Inc. (investment management services).

       NAME, AGE, POSITION                                 PORTFOLIOS WITHIN THE
          WITH THE FUND           TERM OF OFFICE(1) AND     DFA FUND COMPLEX(2)     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
           AND ADDRESS              LENGTH OF SERVICE            OVERSEEN            OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
  Myron S. Scholes                DFAITC - since 1993    88 portfolios in 4         Frank E. Buck Professor Emeritus of Finance,
  Director of DFAIDG, DIG and     DFAIDG - since 1981    investment companies       Stanford University. Partner, Oak Hill Capital
  DEM.                            DIG - since 1993                                  Management. Chairman, Oak Hill Platinum
  Trustee of DFAITC.              DEM - since 1994                                  Partners. Director, Financial Engines.
  Oak Hill Capital Management,                                                      Director, Chicago Mercantile Exchange.
  Inc.                                                                              Consultant, Arbor Investors. Formerly,
  2775 Sand Hill Rd.                                                                Director, Smith Breeden Family of Funds and
  Suite 220                                                                         Partner, Long-Term Capital Management.
  Menlo Park, CA 94025                                                              Director, American Century Fund Complex
  Date of Birth: 7/01/41                                                            (registered investment companies) (38
                                                                                    Portfolios).

  Abbie J. Smith                  DFAITC - since 2000    88 portfolios in 4         Marvin Bower Fellow, Harvard Business School
  Director of DFAIDG, DIG and     DFAIDG - since 2000    investment companies       (9/01 to 8/02). Boris and Irene Stern Professor
  DEM.                            DIG - since 2000                                  of Accounting, Graduate School of Business,
  Trustee of DFAITC.              DEM - since 2000                                  University of Chicago. Director, HON Industries
  425 Morgan Hall                                                                   Inc. (office furniture).
  Soldiers Field,
  Boston, MA 02163
  Date of Birth: 4/30/53
                                                       INTERESTED DIRECTORS**

  David G. Booth                  DFAITC - since 1993    88 portfolios in 4         Chairman, Director, Chief Executive Officer,
  Chairman, Director, Chief       DFAIDG - since 1981    investment companies       Chief Investment Officer and President of
  Executive Officer, Chief        DIG - since 1992                                  Dimensional Fund Advisors Inc., DFA Securities
  Investment Officer and          DEM - since 1994                                  Inc., DFAIDG, DIG and DEM. Chairman, Trustee,
  President of DFAIDG, DIG and                                                      Chief Executive Officer, Chief Investment
  DEM. Chairman, Trustee, Chief                                                     Officer and President of DFAITC. Director and
  Executive Officer, Chief                                                          Chief Investment Officer of Dimensional Fund
  Investment Officer and                                                            Advisors Ltd. Director, Chief Executive
  President of DFAITC.                                                              Officer, Chief Investment Officer and President
  1299 Ocean Avenue                                                                 of DFA Australia Ltd. Director of Dimensional
  Santa Monica, CA 90401                                                            Funds PLC. (Chief Investment Officer positions
  Date of Birth: 12/02/46                                                           held starting 1/1/2003)
                                                                                    Limited Partner, Oak Hill Partners. Director,
                                                                                    University of Chicago Business School.
                                                                                    Formerly, Director, SA Funds (registered
                                                                                    investment company). Director, Assante
                                                                                    Corporation (investment management) (until
                                                                                    9/9/2002).

  Rex A. Sinquefield*             DFAITC - since 1993    88 portfolios in 4         Chairman, Director and Chief Investment Officer
  Chairman and Director of        DFAIDG - since 1981    investment companies       of Dimensional Fund Advisors Inc., DFA
  DFAIDG, DIG and DEM. Trustee    DIG - since 1992                                  Securities Inc., DFAIDG, DIG and DEM. Chairman,
  and Chairman of DFAITC.         DEM - since 1994                                  Trustee and Chief Investment Officer of DFAITC.
  1299 Ocean Avenue                                                                 Director and President of Dimensional Fund
  Santa Monica, CA 90401                                                            Advisors Ltd. Director and Chief Investment
  Date of Birth: 9/07/44                                                            Officer of DFA Australia Ltd. Director of
                                                                                    Dimensional Funds PLC. (Chief Investment
                                                                                    Officer positions held through 1/1/2003)
                                                                                    Trustee, St. Louis University. Life Trustee and
                                                                                    Member of Investment Committee, DePaul
                                                                                    University. Director, The German St. Vincent
                                                                                    Orphan Home. Member of Investment Committee,
                                                                                    Archdiocese of St. Louis.

(1) Each Director holds office for an indefinite term until his or her successor is elected and qualified.

(2) Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

  *  Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

 ** Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under The Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors Inc..

OFFICERS

    The name, age, information regarding positions with the Fund and the principal occupation for each officer of the Fund are set forth below. Each of the officers listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Limited, Dimensional Fund Advisors Ltd., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities").

                                     TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND      AND LENGTH OF
           AND ADDRESS                    SERVICE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
                                              OFFICERS

Arthur H.F. Barlow                         Since 1993     Vice President of all the DFA Entities.
Vice President
Santa Monica, CA
Date of Birth: 11/07/55

Valerie A. Brown                           Since 2001     Vice President and Assistant Secretary of
Vice President and Assistant                              all the DFA Entities. Prior to April 2001,
Secretary                                                 legal counsel for DFA (since March 2000).
Santa Monica, CA                                          Associate, Jones, Day, Reavis & Pogue from
Date of Birth: 1/24/67                                    October 1991 to February 2000.

Truman A. Clark                            Since 1996     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 4/08/41

James L. Davis                             Since 1999     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Santa Monica, CA                                          Formerly at Kansas State University, Arthur
Date of Birth: 11/29/56                                   Anderson & Co., Phillips Petroleum Co.

Robert T. Deere                            Since 1994     Vice President of all the DFA Entities.
Vice President
Santa Monica, CA
Date of Birth: 10/08/57

Robert W. Dintzner                         Since 2001     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Santa Monica, CA                                          Prior to April 2001, marketing supervisor
Date of Birth: 3/18/70                                    and marketing coordinator for DFA.

Richard A. Eustice                         Since 1998     Vice President and Assistant Secretary of
Vice President and Assistant                              all the DFA Entities, except Dimensional
Secretary                                                 Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 8/05/65

Eugene F. Fama, Jr.                        Since 1993     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 1/21/61

Robert M. Fezekas                          Since 2001     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. and
Santa Monica, CA                                          DFA Australia Limited. Prior to December
Date of Birth: 10/28/70                                   2001, Portfolio Manager.

                                   TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND    AND LENGTH OF
         AND ADDRESS                    SERVICE           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Glenn S. Freed                             Since 2001     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. and
Santa Monica, CA                                          DFA Australia Limited. Formerly, Professor
Date of Birth: 11/24/61                                   and Associate Dean of the Leventhal School
                                                          of Accounting (September 1998 to August
                                                          2001) and Academic Director Master of
                                                          Business Taxation Program (June 1996 to
                                                          August 2001) at the University of Southern
                                                          California Marshall School of Business.

Henry F. Gray                              Since 2000     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. Prior
Santa Monica, CA                                          to July 2000, portfolio manager.
Date of Birth: 9/22/67

Kamyab Hashemi-Nejad                       Since 1997     Vice President, Controller and Assistant
Vice President, Controller and                            Treasurer, of all the DFA Entities.
Assistant Treasurer
Santa Monica, CA
Date of Birth: 1/22/61

Stephen P. Manus                           Since 1997     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 12/26/50

Karen E. McGinley                          Since 1997     Vice President of all the DFA Entities.
Vice President
Santa Monica, CA
Date of Birth: 3/10/66

Catherine L. Newell                        Since 2000     Vice President and Secretary of all the DFA
Vice President and Secretary                              Entities, except DFA Australia Limited for
Santa Monica, CA                                          which she is Vice President and Assistant
Date of Birth: 5/07/64                                    Secretary. Director, Dimensional Funds PLC.
                                                          Vice President and Assistant Secretary of
                                                          all DFA Entities (1997-2000).

David A. Plecha                            Since 1993     Vice President of all the DFA Entities.
Vice President
Santa Monica, CA
Date of Birth: 10/26/61

Andrew E. Rasmusen                         Since 2001     Vice President of all the DFA Entities
Vice President                                            except Dimensional Fund Advisors Ltd. Prior
Santa Monica, CA                                          to April 2001, investment management,
Date of Birth: 1/26/62                                    client service manager for DFA (since
                                                          October 2000). Investment manager
                                                          researcher and consultant for
                                                          InvestorForce, Inc. from October 1999 to
                                                          October 2000 and for William M. Mercer
                                                          Investment Consulting, Inc. from April 1996
                                                          to October 1999.

Edwardo A. Repetto                         Since 2002     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. and
Santa Monica, CA                                          DFA Australia Limited. Research Associate
Date of Birth: 1/28/67                                    for Dimensional Fund Advisors Inc. (June
                                                          2000 to April 2002). Research scientist
                                                          (August 1998 to June 2000) and
                                                          Faculty-Postdoctural Fellow (August 1997 to
                                                          August 1998), California Institute of
                                                          Technology.

George L. Sands                            Since 1993     Vice President of all the DFA Entities.
Vice President
Santa Monica, CA
Date of Birth: 2/08/56

Michael T. Scardina                        Since 1993     Vice President, Chief Financial Officer and
Vice President, Chief Financial                           Treasurer of all the DFA Entities.
Officer and Treasurer                                     Director, Dimensional Funds, PLC.
Santa Monica, CA
Date of Birth: 10/12/55

                                   TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND    AND LENGTH OF
         AND ADDRESS                    SERVICE           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
David E. Schneider                         Since 2001     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. and
Santa Monica, CA                                          DFA Australia Limited. Prior to 2001 and
Date of Birth: 1/26/46                                    currently, Regional Director of Dimensional
                                                          Fund Advisors Inc.

John C. Siciliano                          Since 2001     Vice President of all the DFA Entities.
Vice President                                            Director, Dimensional Funds PLC. Managing
Santa Monica, CA                                          Principal, Payden & Rygel Investment
Date of Birth: 8/24/54                                    Counsel from April 1998 through December
                                                          2000 and Co-Head, North American Corporate
                                                          Finance for Dresdner Kleinwort Benson N.A.
                                                          from October 1995 to April 1998.

Jeanne C. Sinquefield, Ph.D.*              Since 1988     Executive Vice President of all the DFA
Executive Vice President                                  Entities.
Santa Monica, CA
Date of Birth: 12/02/46

Carl G. Snyder                             Since 2000     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. Prior
Santa Monica, CA                                          to July 2000, portfolio manager.
Date of Birth: 6/08/63

Weston J. Wellington                       Since 1997     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 3/01/51

Daniel M. Wheeler                          Since 2001     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. and
Santa Monica, CA                                          DFA Australia Limited. Prior to 2001 and
Date of Birth: 3/03/45                                    currently, Director of Financial Advisors
                                                          Services of Dimensional Fund Advisors Inc.

(1) Each officer holds office for an indefinite term at the pleasure of the Boards of Directors and until his or her successor is elected and qualified.

  *  Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.